VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	US$
			(Note 3)
Total assets	80,531,978	150,615,709	21,634,593
Total liabilities	335,980,249	423,900,573	60,889,508

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Net revenues	19,995,118	16,567,372	182,119	26,160
Net loss	(71,839,112)	(49,024,050)	(51,667,515)	(7,421,574)